Shareholder Note and Interest Receivable (Ergotron, Inc)	12 Months Ended
Dec. 31, 2009
Ergotron, Inc
SHAREHOLDER NOTE AND INTEREST RECEIVABLE

NOTE N —	SHAREHOLDER NOTES AND INTEREST RECEIVABLE

During 2009, $8,638,140 was loaned to certain executives of the Company under notes secured by 1,685,233 shares of the Company’s common stock together with all rights related thereto. The notes are due in full on July 23, 2012. Interest at a fixed rate of one percent annually accrues quarterly and the Company retains its security interest and rights regarding note repayment until they are paid in full. At December 31, 2009, the shareholder note and interest receivable was $8,675,497. The amount of interest in 2009 was approximately $37,000.